Equity reserves - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 Share yr $ / shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	8,330,820	12,568,362	13,482,427
Weighted average remaining contractual life of outstanding share options	2 years 11 months 26 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.81	$ 1.93	$ 2.22
Number of share options exercisable in share-based payment arrangement | Share	2,934,632
Weighted average remaining contractual life of exercisable share options | yr	1.37
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.76
C$0.00-C$1.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	1,629,336
Weighted average remaining contractual life of outstanding share options	3 years 1 month 28 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.96
Number of share options exercisable in share-based payment arrangement | Share	435,000
Weighted average remaining contractual life of exercisable share options | yr	3.17
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.95
C$0.00-C$1.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	0.00
C$0.00-C$1.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 1.00
C$1.01 - C$ 2.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	4,878,484
Weighted average remaining contractual life of outstanding share options	3 years 4 months 28 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.38
Number of share options exercisable in share-based payment arrangement | Share	969,632
Weighted average remaining contractual life of exercisable share options | yr	0.91
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.65
C$1.01 - C$ 2.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 2.00
C$2.01 - C$3.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	323,000
Weighted average remaining contractual life of outstanding share options	4 years 3 months 29 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.27
Number of share options exercisable in share-based payment arrangement | Share	30,000
Weighted average remaining contractual life of exercisable share options | yr	1.36
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.00
C$2.01 - C$3.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 3.00
C$3.01 - C$4.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	1,430,000
Weighted average remaining contractual life of outstanding share options	1 year 1 month 28 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.96
Number of share options exercisable in share-based payment arrangement | Share	1,430,000
Weighted average remaining contractual life of exercisable share options | yr	1.16
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.96
C$3.01 - C$4.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	3.01
C$3.01 - C$4.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 4.00
C$4.01 - C$5.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	70,000
Weighted average remaining contractual life of outstanding share options	10 months 9 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.77
Number of share options exercisable in share-based payment arrangement | Share	70,000
Weighted average remaining contractual life of exercisable share options | yr	0.86
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.77
C$4.01 - C$5.00 [Member] | Minimum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	4.01
C$4.01 - C$5.00 [Member] | Maximum [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 5.00